UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Asset Management, Inc.
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Principals
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico            New York, NY                  2/16/2010
-------------------           -------------                ------------
   [Signature]                [City, State]                 [Date]

/s/ Ellen H. Adams            New York, NY                  2/16/2010
-------------------           --------------               ------------
  [Signature]                 [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             TITLE OF                   VALUE     SHRS/    SH/ PUT/ INVESTMENT OTHER            VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS      SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                    COM               037833100  31,309   148,571  SH        SOLE       N/A         148,571
BANK OF AMERICA CORPORATION  COM               060505104  26,315 1,747,355  SH        SOLE       N/A       1,747,355
BANK OF AMERICA CORPORATION  UNIT 99/99/9999   060505419   6,025   403,812  SH        SOLE       N/A         403,812
BANK OF NEW YORK MELLON CORP COM               064058100     354    12,668  SH        SOLE       N/A          12,668
CA INC                       COM               12673P105  10,406   463,330  SH        SOLE       N/A         463,330
CAPITALSOURCE INC            COM               14055X102   5,332 1,343,174  SH        SOLE       N/A       1,343,174
CARTER INC                   COM               146229109   5,495   209,344  SH        SOLE       N/A         209,344
CISCO SYS INC                COM               17275R102  22,562   942,450  SH        SOLE       N/A         942,450
CIT GROUP INC                COM NEW           125581801   6,560   237,601  SH        SOLE       N/A         237,601
COMSTOCK RES INC             COM NEW           205768203  11,134   274,443  SH        SOLE       N/A         274,443
CROWN CASTLE INTL CORP       COM               228227104  18,771   480,819  SH        SOLE       N/A         480,819
DANA HOLDING CORP            COM               235825205  20,442 1,885,755  SH        SOLE       N/A       1,885,755
DIRECTV                      COM CL A          25490A101   5,725   171,676  SH        SOLE       N/A         171,676
DRESS BARN INC               COM               261570105   4,007   173,544  SH        SOLE       N/A         173,544
EDWARDS LIFESCIENCES CORP    COM               28176E108   6,583    75,798  SH        SOLE       N/A          75,798
EQUINIX INC                  COM NEW           29444U502  35,640   335,754  SH        SOLE       N/A         335,754
FIDELITY NATL INFORMATION SV COM               31620M106  10,388   443,158  SH        SOLE       N/A         443,158
GAP INC DEL                  COM               364760108  12,484   595,902  SH        SOLE       N/A         595,902
GOLDMAN SACHS GROUP INC      COM               38141G104   8,907    52,754  SH        SOLE       N/A          52,754
GOODRICH CORP                COM               382388106   7,549   117,498  SH        SOLE       N/A         117,498
INTEL CORP                   COM               458140100  18,731   918,189  SH        SOLE       N/A         918,189
INTEROIL CORP                COM               460951106  28,326   368,780  SH        SOLE       N/A         368,780
INTL PAPER CO                COM               460146103   7,970   297,625  SH        SOLE       N/A         297,625
JPMORGAN CHASE & CO          COM               46625H100  26,746   641,856  SH        SOLE       N/A         641,856
KOHLS CORP                   COM               500255104  10,991   203,803  SH        SOLE       N/A         203,803
LEAR CORP                    COM NEW           521865204  19,112   282,554  SH        SOLE       N/A         282,554
MARVELL TECHNOLOGY GROUP LTD ORD               G5876H105  15,841   763,404  SH        SOLE       N/A         763,404
MASTERCARD INC               CL A              57636Q104  11,316    44,208  SH        SOLE       N/A          44,208
MICRON TECHNOLOGY INC        COM               595112103  14,907 1,411,612  SH        SOLE       N/A       1,411,612
MICROSOFT CORP               COM               594918104   5,197   170,489  SH        SOLE       N/A         170,489
MONOLITHIC PWR SYS INC       COM               609839105   5,907   246,437  SH        SOLE       N/A         246,437
MORGAN STANLEY               COM NEW           617446448  12,147   410,376  SH        SOLE       N/A         410,376
NOVELLUS SYS INC             COM               670008101  15,928   682,430  SH        SOLE       N/A         682,430
PETROHAWK ENERGY CORP        COM               716495106  29,050 1,210,910  SH        SOLE       N/A       1,210,910
PHILLIPS VAN HEUSEN CORP     COM               718592108   8,315   204,409  SH        SOLE       N/A         204,409
PIONEER NAT RES CO           COM               723787107   8,701   180,639  SH        SOLE       N/A         180,639
PRECISION CASTPARTS CORP     COM               740189105  12,018   108,905  SH        SOLE       N/A         108,905
SYNIVERSE HLDGS INC          COM               87163F106  11,093   634,623  SH        SOLE       N/A         634,623
URBAN OUTFITTERS INC         COM               917047102  13,528   386,636  SH        SOLE       N/A         386,636
VISA INC                     COM CL A          92826C839   6,346    72,556  SH        SOLE       N/A          72,556
WARNACO GROUP INC            COM NEW           934390402   7,000   165,918  SH        SOLE       N/A         165,918
WARNER CHILCOTT PLC IRELAND  SHS A             G94368100  21,539   756,552  SH        SOLE       N/A         756,552
WARNER MUSIC GROUP CORP      COM               934550104   4,579   808,928  SH        SOLE       N/A         808,928
WELLS FARGO & CO NEW         COM               949746101   6,076   225,106  SH        SOLE       N/A         225,106
XL CAP LTD                   CL A              G98255105  10,585   577,479  SH        SOLE       N/A         577,479
YAHOO INC                    COM               984332106  23,142 1,379,128  SH        SOLE       N/A       1,379,128

                                              46         611,081



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         46
Form 13F Information Table Value Total:         611,081
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE